Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
22. Commitments and contingencies

(a)	Operating lease
The Company and its subsidiaries have entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases were as follows:

Year Ended December 31, 2019
RMB
Within 1 year (including 1 year)	4,777
1-2 years (including 2 year)	1,027

Total	5,804

The Group recorded rental expense of RMB 12,050 thousand, RMB 7,176 thousand and RMB 6,941 thousand in the consolidated statements of comprehensive (loss)/ income during the years ended December 31, 2017, 2018 and 2019, respectively.

(b)	Capital and other commitments
The Group had the capital commitment relating to long-term investments of RMB 500 thousand as of December 31, 2019.
The Group did not have other significant commitments, long-term obligations, or guarantees as of December 31, 2018 and 2019 other than disclosed in these consolidated financial statements.